Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Central Index Key	0000789019
Entity Registrant Name	Microsoft Corporation
Amendment Flag	false
EBP 001 [Member]
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Entity Central Index Key	0000789019
Entity Registrant Name	Microsoft Corporation
Amendment Flag	false